Lord Abbett Multi-Asset Growth Fund
Lord Abbett Multi-Asset Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term capital appreciation and growth of income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 242 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Multi-Asset Growth Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Multi-Asset Growth Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.21%	1.96%	1.96%	1.06%	0.96%	1.41%	1.56%	1.46%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Multi-Asset Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	346	600	875	1,658
Class B	699	915	1,257	2,091
Class C	299	615	1,057	2,285
Class F	108	337	585	1,294
Class I	98	306	531	1,178
Class P	144	446	771	1,691
Class R2	159	493	850	1,856
Class R3	149	462	797	1,746

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Multi-Asset Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	346	600	875	1,658
Class B	199	615	1,057	2,091
Class C	199	615	1,057	2,285
Class F	108	337	585	1,294
Class I	98	306	531	1,178
Class P	144	446	771	1,691
Class R2	159	493	850	1,856
Class R3	149	462	797	1,746

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.72% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund-of-funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal conditions, through the underlying funds, the Fund indirectly invests principally in U.S. equity securities and select fixed income securities and foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

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Equity securities of large, mid-sized, and small companies managed in both growth and value styles. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

•	Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

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Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

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Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

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Foreign (including emerging market) securities, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. The Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal conditions. These percentage limitations exclude Fund assets indirectly invested in derivatives through the underlying funds.

The Fund’s portfolio manager actively adjusts the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. This tactical allocation approach seeks to increase the Fund’s exposure to undervalued asset classes while hedging unwanted exposures. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

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Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund typically will invest in a diversified portfolio of underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund it may be more susceptible to risks associated with that fund and its investments. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

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Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility if interest rates rise or the U.S. Federal Reserve continues to curb its bond buying program, for example.

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Equity Securities Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund experiences increased concentration in fewer issuers, industries, or sectors through the underlying funds, the Fund may underperform funds with more diversified portfolios.

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

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Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

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Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

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Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

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High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

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Municipal Bond Risk: Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The market for municipal bonds, and high yield bonds in particular, generally is less liquid than other securities markets, which may make it more difficult for an underlying fund to sell such bonds.

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Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S.

exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

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Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

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Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +18.83%	Worst Quarter 4th Q ’08 -17.93%

Average Annual Total Returns (for the periods ended December 31, 2013)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Multi-Asset Growth Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	17.86%	14.84%	6.72%	Jun. 30, 2005
Class B	14.68%	14.33%	6.32%	Jun. 30, 2005
Class C	18.78%	14.59%	6.29%	Jun. 30, 2005
Class F	20.81%	15.60%	5.02%	Sep. 28, 2007
Class I	20.90%	15.71%	7.33%	Jun. 30, 2005
Class P	20.41%	15.25%	6.91%	Jun. 30, 2005
Class R2	20.17%	15.17%	4.70%	Sep. 28, 2007
Class R3	20.32%	15.14%	4.62%	Sep. 28, 2007
After Taxes on Distributions Class A	15.31%	13.66%	5.51%
After Taxes on Distributions and Sale of Fund Shares Class A	11.12%	11.62%	5.02%
55% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	21.32%	15.14%	7.34%	Jun. 30, 2005
55% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	21.32%	15.14%	5.46%	Sep. 28, 2007
Lipper Mixed-Asset Target Allocation Growth Average 6/30/2005 (reflects no deduction for sales charges or taxes)	19.18%	13.59%	6.07%	Jun. 30, 2005
Lipper Mixed-Asset Target Allocation Growth Average 9/30/2007 (reflects no deduction for sales charges or taxes)	19.18%	13.59%	4.03%	Sep. 30, 2007	[1]
[1]	Corresponds with Class F, R2, and R3 periods shown.